Finance expense (Tables)	12 Months Ended
Dec. 31, 2019
Finance Expense [Abstract]
Disclosure of detailed information about finance expense [Table Text Block]
	Year ended December 31,
	2019	2018
	$	$
Fair value adjustment on redeemable preference shares (note 7(a))	(35,626)	-
Interest on lease liability (note 9)	(12)	-
Interest charges on Red Kite loan and associated withholding taxes	-	(9,987)
Accretion charges on asset retirement provisions	-	(429)
Other	(12)	(321)
Total finance expense	(35,650)	(10,737)